               [LOGO]

REIT PORTFOLIO
SERIES 98

(A UNIT INVESTMENT TRUST)

- MONTHLY INCOME

- DIVERSIFICATION

- AUTOMATIC REINVESTMENT

- PROFESSIONAL SELECTION

- LIQUIDITY

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE UNITS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN UNITS OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MORGAN STANLEY DEAN WITTER

INVEST IN THE POWER OF REAL ESTATE-RELATED SECURITIES

The Morgan Stanley Dean Witter REIT Portfolio Series 98 is a two-year unit investment trust diversified among the common shares of publicly-traded Real Estate Investment Trusts (REITs). The REIT Portfolio offers you current income and capital appreciation potential through a fixed portfolio of companies owning various properties, including offices, apartments, hotels and regional malls. The Sponsor's Unit Trust Department has selected common shares of Equity REITs from among those which, as of October 20, 1998, were rated Strong Buy, Outperform and Neutral by the Morgan Stanley Dean Witter Global Equity Research Department ("MSDW Research").

STOCK SELECTION

The securities of the Portfolio were selected by the Sponsor's Unit Trust Department, from equity REIT stocks currently followed by MSDW Research, according to a formula reflecting, among other things, the following criteria as of October 20, 1998: (a) Eliminate stocks not paying dividends; (b) Select stocks having a positive trend for FFO (Funds From Operations); (c) Diversify stocks among at least five REIT categories; (d) Rank remaining group by (highest to lowest) dividend yield; and (e) Generally equally-weight final portfolio.

LIQUIDITY

All or a portion of your units may be sold at any time. The price received will be based upon the then current market value of the securities in the Portfolio (including deductions for any remaining deferred sales charge), which may be more or less than the original price paid.

MONTHLY INCOME OR REINVESTMENT OPTION

You may elect to take monthly income distributions or to reinvest into additional units of the Trust. Upon maturity, you may either: (1) rollover your position into a subsequent REIT unit trust or other UIT concept trust, if available; (2) receive cash; or (3) receive distribution of underlying shares "in-kind."

DIVERSIFICATION WITHIN THE REAL ESTATE INDUSTRY

The Morgan Stanley Dean Witter REIT Portfolio's 30 real estate companies are diversified among 7 REIT industry sectors.

RISKS AND OTHER CONSIDERATIONS

Risks include unit price volatility arising from a fixed portfolio of equity securities concentrated exclusively in the real estate industry, chosen as of the Trust's formation by the Sponsor's Unit Trust Department. MSDW Research had no role in the selection of the Trust's portfolio.

REIT equity securities' market values can be affected by a number of factors, including cash flow, credit quality, local economic conditions and land development, real estate values, tenants' quality, and interest rates. The identity and proportionate relationship of the Trust's REIT shares is expected to remain the same throughout the Trust's life, regardless of any changes in, reductions or elimination of research ratings, dividends or any other events. These events may have a negative effect on the Trust's securities and the value of your units. The investment return and principal value of an investment will fluctuate, so that an investor's units, when redeemed or sold, may be worth more or less than their original cost. There can be no assurance that the Trust will achieve its objectives.

For more complete information about this Trust, including sales charges, expenses and risks, call your Morgan Stanley Dean Witter Financial Advisor to obtain a prospectus. Please read it carefully before you invest.

SUMMARY OF ESSENTIAL INFORMATION
AS OF OCTOBER 21, 1998

SIZE OF OFFERING
-------------------------------------------

Aggregate Value of Securities......  $241,188.80
Number of Units....................       25,000

PRICE
-------------------------------------------
Public Offering Price Per Unit
(including sales charge)...........      $9.7269
Public Offering Price Per 100 Units
(including sales charge)...........      $972.69

RECORD DATES
-------------------------------------------
Monthly on the first day of each month beginning
  December, 1998

DISTRIBUTION DATES
-------------------------------------------
Monthly on the fifteenth day of each month beginning December, 1998

TERMINATION DATE
------------------------------------------------
November 30, 2000

SALES CHARGE
------------------------------------------------
Part of your sales charge is deferred so that more of your money is immediately invested. The initial up-front sales charge is approximately .90%; the deferred sales charge is $30 per 100 units (paid over 12 months through deductions from the Trust's asset value). Volume discounts are available.
------------------------------------------------

SPONSOR                     TRUSTEE
Dean Witter Reynolds Inc.   The Chase Manhattan Bank
2 World Trade Center        270 Park Avenue
New York, NY 10048          New York, NY 10017

--------------------------

    MORGAN STANLEY DEAN WITTER IS A SERVICE MARK OF MORGAN STANLEY DEAN WITTER & CO. SERVICES ARE OFFERED THROUGH DEAN WITTER REYNOLDS INC., MEMBER SIPC.

SCHEDULE OF PORTFOLIO SECURITIES

MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST REIT PORTFOLIO SERIES 98 ON DATE OF DEPOSIT, OCTOBER 21, 1998

                                                    CURRENT                             PROPORTIONATE  PERCENTAGE OF
                                                     ANNUAL                             RELATIONSHIP     AGGREGATE       PRICE
PORTFOLIO                                         DIVIDEND PER   DIVIDEND   NUMBER OF   BETWEEN NO.    MARKET VALUE    PER SHARE
   NO.       NAME OF ISSUER                         SHARE(1)     YIELD(2)     SHARES     OF SHARES       OF TRUST       TO TRUST
----------   -----------------------------------  ------------   --------   ----------  ------------   -------------   ----------
   1.        Amli Residential Properties Trust    $   1.76          8.46%         391       3.16%           3.37%      $ 20.8125
   2.        Arden Realty, Inc.                       1.68          7.75          373       3.01            3.35         21.6875
   3.        Berkshire Realty Company, Inc.           0.97         10.70          896       7.24            3.37          9.0625
   4.        Boykin Lodging Company                   1.88         13.99          598       4.83            3.33         13.4375
   5.        Burnham Pacific Properties, Inc.         1.05          8.36          645       5.21            3.36         12.5625
   6.        CarrAmerica Realty Corporation           1.85          8.81          378       3.06            3.29         21.0000
   7.        Colonial Properties Trust                2.20          7.98          284       2.30            3.25         27.5625
   8.        Crescent Real Estate Equities, Inc.      2.20          9.34          334       2.70            3.26         23.5625
   9.        Developers Diversified Realty
               Corporation                            1.31          7.33          445       3.60            3.30         17.8750
  10.        Federal Realty Investment Trust          1.76          7.98          368       2.97            3.37         22.0625
  11.        FelCor Lodging Trust Inc.                2.20          9.94          363       2.93            3.33         22.1250
  12.        Gables Residential Trust                 2.04          8.02          313       2.53            3.30         25.4375
  13.        Highwoods Properties, Inc.               2.16          7.91          293       2.37            3.32         27.3125
  14.        Hospitality Properties Trust             2.64          9.89          302       2.44            3.34         26.6875
  15.        JDN Realty Corporation                   1.44          6.96          391       3.16            3.35         20.6875
  16.        JP Realty, Inc.                          1.80          8.78          389       3.14            3.31         20.5000
  17.        Kilroy Realty Corporation                1.62          7.88          392       3.17            3.34         20.5625
  18.        LaSalle Hotel Properties                 1.50         13.11          698       5.64            3.31         11.4375
  19.        Liberty Property Trust                   1.80          8.00          362       2.93            3.38         22.5000
  20.        Macerich Company                         1.84          6.83          295       2.38            3.29         26.9375
  21.        Mid-America Apartment Communities,
               Inc.                                   2.20          9.05          331       2.68            3.34         24.3125
  22.        RFS Hotel Investors, Inc.                1.50         13.64          733       5.92            3.34         11.0000
  23.        Shurgard Storage Centers, Inc.           1.96          7.92          323       2.61            3.31         24.7500
  24.        Simon Property Group, Inc.               2.02          6.89          272       2.20            3.31         29.3125
  25.        Spieker Properties, Inc.                 2.28          6.67          236       1.91            3.35         34.1875
  26.        Storage USA, Inc.                        2.56          8.57          275       2.22            3.41         29.8750
  27.        Summit Properties, Inc.                  1.63          8.64          433       3.50            3.39         18.8750
  28.        Taubman Centers, Inc.                    0.94          7.06          606       4.90            3.34         13.3125
  29.        Tower Realty Trust, Inc.                 1.69          8.45          403       3.26            3.34         20.0000
  30.        Urban Shopping Centers, Inc.             2.10          6.50          250       2.02            3.35         32.3125
                                                                            ----------
                                                                               12,372
                                                                            ----------
                                                                            ----------

Footnotes
--------------------------

(1) Based on the latest quarterly or semiannual declaration. There can be no assurance that future dividend payments, if any, will be maintained in an amount equal to the dividend listed above.

(2) Each dividend yield represents annual dividend per share divided by price per share as of October 21, 1998, and is subject to change based on changes in share price as well as changes in dividend.

#37727